Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jul. 18, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets on recurring basis			$ 0	$ 0	$ 0
Financial assets on nonrecurring basis			0	0	0
Financial liabilities on recurring basis			0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities on recurring basis			0	0	0
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities on recurring basis			0	0	0
Series D2X Liquidation Preference
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value of financial liability	$ 7,900,000	$ 2,800,000	$ 7,500,000		7,500,000	$ 7,600,000
Derivative description			In December 2016, upon the final closing of the Series D, the Company determined the issuance of the new shares of Series D had a favorable impact on the overall fair value of the derivative liability at issuance of $0.1 million due to (i) an increased number of shares outstanding as of December 31, 2016, (ii) changes in the Company's forecast and (iii) changes in the timing of exit scenarios that resulted in a decreased enterprise value.
Reduction in Financial liabilities			$ 100,000
Stock issued during period	5	15
Change in fair value of Series D 2X liquidation preference				$ 61,200,000	$ 500,000